Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Sales	$ 7,998.7	$ 7,500.2	$ 7,113.1
Cost of sales:
Food and beverage	2,460.6	2,173.6	2,051.2
Restaurant labor	2,502.0	2,396.9	2,350.6
Restaurant expenses	1,200.6	1,129.0	1,082.2
Total cost of sales, excluding restaurant depreciation and amortization of $326.9, $295.6, $283.4, respectively	6,163.2	5,699.5	5,484.0
Selling, general and administrative	746.8	742.7	690.7
Depreciation and amortization	349.1	316.8	300.9
Interest, net	101.6	93.6	93.9
Total costs and expenses	7,360.7	6,852.6	6,569.5
Earnings before income taxes	638.0	647.6	543.6
Income taxes	(161.5)	(168.9)	(136.6)
Earnings from continuing operations	476.5	478.7	407.0
Losses from discontinued operations, net of tax benefit of $0.7, $1.5, and $1.5, respectively	(1.0)	(2.4)	(2.5)
Net earnings	$ 475.5	$ 476.3	$ 404.5
Basic net earnings per share:
Earnings from continuing operations (dollars per share)	$ 3.66	$ 3.50	$ 2.92
Losses from discontinued operations (dollars per share)	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 3.65	$ 3.48	$ 2.90
Diluted net earnings per share:
Earnings from continuing operations (dollars per share)	$ 3.58	$ 3.41	$ 2.86
(Losses) earnings from discontinued operations, Diluted (dollars per share)	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 3.57	$ 3.39	$ 2.84
Average number of common shares outstanding:
Basic (shares)	130.1	136.8	139.3
Diluted (shares)	133.2	140.3	142.4
Dividends declared per common share (dollars per share)	$ 1.72	$ 1.28	$ 1